Related Party Transactions Predecessor Related Party Transactions	3 Months Ended		5 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Related Party Transactions

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In May 2019, the Sponsor purchased 8,625,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. On June 7, 2019, the Company effected a stock dividend at one-third of one share of Class B common stock for each outstanding share of Class B common stock, resulting in an aggregate of 11,500,000 Founder Shares outstanding. On June 26, 2019, the Company effected a further stock dividend of one-half of a share of Class B common stock for each outstanding share of Class B common stock, resulting in the Sponsor holding an aggregate of 17,250,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock dividend. The Founder Shares will automatically convert into shares of Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 7.

The Founder Shares included an aggregate of up to 2,250,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 2,250,000 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or similar transaction after a Business Combination that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after a Business Combination, the Founder Shares will be released form the lock-up.

Administrative Support Agreement

The Company entered into an agreement, commencing on June 26, 2019 through the earlier of the Company’s consummation of a Business Combination and its liquidation, pursuant to which the Company will pay an affiliate of the Sponsor a total of up to $20,000 per month for office space, administrative and support services. For the three months ended March 31, 2021 and 2020, the Company incurred and paid $60,000 in fees for these services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor or the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

On November 2, 2020, the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $1,500,000 (the “Convertible Promissory Note”). The Convertible Promissory Note is non-interest bearing and payable on the earlier of the date on which the Company consummates a Business Combination or the date that the winding up of the Company is effective. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Promissory Note; however, no proceeds from the Trust Account may be used for such repayment. Up to $1,500,000 of the Convertible Promissory Note may be converted into warrants at a price of $1.00 per warrant at the option of the Sponsor. The warrants would be identical to the Private Placement Warrants. As of March31, 2021 and December 31, 2020, the outstanding balance under the Convertible Promissory Note amounted to an aggregate of $1,500,000.

The Company assessed the provisions of the Convertible Promissory Note under ASC 815-15. The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to loss on conversion option liability. The conversion option was valued using a Monte Carlo simulation, which is considered to be a Level 3 fair value measurement (see Note 9). The Monte Carlo simulation’s primary unobservable input utilized in determining the fair value of the conversion option is the probability of consummation of the Business Combination. The probability assigned to the consummation of the Business Combination as of November 2, 2020 and December 31, 2020 was 85% which was estimated based on the observed success rates of business combinations for special purpose acquisition companies.

The following table presents the change in the fair value of conversion option:

Fair value as of January 1, 2021	$1,604,359
Change in valuation inputs and other assumptions	27,624
Fair value as of March 31, 2021	$1,632,013

Advisory Fee

The Company may engage M. Klein and Company, LLC, an affiliate of the Sponsor, or another affiliate of the Sponsor, as its lead financial advisor in connection with a Business Combination and may pay such affiliate a customary financial advisory fee in an amount that constitutes a market standard financial advisory fee for comparable transactions.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

In May 2019, the Sponsor purchased 8,625,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. On June 7, 2019, the Company effected a stock dividend at one-third of one share of Class B common stock for each outstanding share of Class B common stock, resulting in an aggregate of 11,500,000 Founder Shares outstanding. On June 26, 2019, the Company effected a further stock dividend of one-half of a share of Class B common stock for each outstanding share of Class B common stock, resulting in the Sponsor holding an aggregate of 17,250,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock dividend. The Founder Shares will automatically convert into shares of Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 8.

The Founder Shares included an aggregate of up to 2,250,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 2,250,000 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or similar transaction after a Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after a Business Combination, the Founder Shares will be released from the lock-up.

Promissory Note — Related Party

On April 29, 2019, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”). The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2019 or the completion of the Initial Public Offering. The Promissory Note was drawn in the amount of $200,000 and was repaid in full upon the consummation of the Initial Public Offering on July 1, 2019.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

On November 2, 2020, the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $1,500,000 (the “Convertible Promissory Note”). The Convertible Promissory Note is non-interest bearing and payable on the earlier of the date on which the Company consummates a Business Combination or the date that the winding up of the Company is effective. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Promissory Note; however, no proceeds from the Trust Account may be used for such repayment. Up to $1,500,000 of the Convertible Promissory Note may be converted into warrants at a price of $1.00 per warrant at the option of the Sponsor. The warrants would be identical to the Private Placement Warrants. As of December 31, 2020, the outstanding balance under the Convertible Promissory Note amounted to an aggregate of $1,500,000.

The Company assessed the provisions of the Convertible Promissory Note under ASC 815-15. The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to loss on conversion option liability. The conversion option was valued using a Monte Carlo simulation, which is considered to be a Level 3 fair value measurement (see Note 11). The Monte Carlo simulation's primary unobservable input utilized in determining the fair value of the conversion option is the probability of consummation of the Business Combination. The probability assigned to the consummation of the Business Combination as of November 2, 2020 and December 31, 2020 was 85% which was estimated based on the observed success rates of business combinations for special purpose acquisition companies.

The following table presents the change in the fair value of conversion option:

Fair value as of January 1, 2020	$—
Initial measurement on November 2, 2020	1,493,877
Change in valuation inputs and other assumptions	110,482
Fair value as of December 31, 2020	$1,604,359

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on June 26, 2019 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay an affiliate of the Sponsor a total of $20,000 per month for office space, administrative and support services. For the year ended December 31, 2020 and for the period from April 11, 2019 through December 31, 2019, the Company incurred and paid $240,000 and $123,333 of such fees, respectively.

Advisory Fee

The Company may engage M. Klein and Company, LLC, an affiliate of the Sponsor, or another affiliate of the Sponsor, as its lead financial advisor in connection with a Business Combination and may pay such affiliate a customary financial advisory fee in an amount that constitutes a market standard financial advisory fee for comparable transactions.

SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Related Party Transactions

(17) Related Party Transactions

Successor Related Party Transactions

Upon our emergence from Chapter 11 on August 27, 2020, our exit facility consisting of $110 million of First Out Term Loans and $410 million of Second Out Term Loans were financed in whole by our Class A shareholders. Class A shareholders have the ability to trade their debt positions independently from their equity positions, however, as of April 30, 2021, the substantial majority of First Out and Second Out term loans continue to be held by Class A shareholders.

(22)Related Party Transactions Predecessor Related Party Transactions

The Company paid the tax obligations for certain current and former executives that purchased “B” ordinary shares in the parent company in return for $5.4 million of recourse notes, which were reserved for in the year ended January 31, 2020. The Company reserved the balance due as a result of certain forgiveness provisions in the event the value of the shares declined.

As of January 31, 2020, $9.9 million of outstanding borrowing capacity under the Company’s accounts receivable facility were loaned by the private equity sponsor of Evergreen Skills Lux S.A.R.L., who was a related party.

As of January 31, 2020 and 2019, the Company had loans of $2,189 million in outstanding borrowings from Holdings. As of January 31, 2020 and 2019, the Company had accrued interest of $1,067 million and $787 million, respectively, related to these borrowings.

Successor Related Party Transactions

Upon our emergence from Chapter 11 on August 27, 2020, our exit facility consisting of $110 million of First Out Term Loans and $410 million of Second Out Term Loans were financed in whole by our Class A shareholders. Class A shareholders have the ability to trade their debt positions independently from their equity positions, however, as of January 31, 2021, the substantial majority of First Out and Second Out term loans continue to be held by Class A shareholders.